Share Capital - Options valuation assumptions (Details) - Stock options	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.00%	2.00%	2.00%	2.00%
Risk free interest rate	1.37%	1.70%	1.81%	1.14%
Volatility	21.70%	21.60%	34.00%	37.00%
Expected lives	6 years	6 years	6 years	6 years